CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value	$ 0	$ 0	$ 0
Accounts receivable, net of provision	$ 0	$ 0	$ 0
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0	$ 0	$ 0
Common stock, authorized	180,000,000	180,000,000	180,000,000
Common stock, issued	7,614,666	7,614,666	7,614,666
Common stock, outstanding	7,614,666	7,614,666	7,614,666
Class B Ordinary Shares
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, authorized	20,000,000	20,000,000
Common stock, issued	1	8,092,313
Common stock, outstanding	1	8,092,313